Accrued Expenses and Other Payables	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 6 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	March 31, 2021	June 30, 2020
Other payables	$50,606	$97,119
Senior officer’s salary payable	175,764	93,227
Salary payable - employees	163,850	84,588
Total	$390,220	$274,934

NOTE 6 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payable consisted of the following:

	June 30, 2020	June 30, 2019
Deposit	$-	$30,525
Salary and other payables	274,934	234,159
Total	$274,934	$264,684

As of June 30, 2020, accrued expenses and other payables mainly consisted of salary payable of $84,588, and accrued labilities and other payables of $190,346. As of June 30, 2019, salary and other payables mainly consist of salary payable of $52,551 and other payables of $181,608.